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                                               Dykema Gossett PLLC
                                               Franklin Square, Third Floor West
[LOGO OF DYKEMA]                               1300 I Street N.W.
                                               Washington, DC 20005
                                               WWW.DYKEMA.COM
                                               Tel:  (202) 906-8600
                                               Fax:  (202) 906-8669
                                               HEATHER C. HARKER
                                               Direct Dial: (202) 906-8649
                                               Email: HHARKER@DYKEMA.COM
March 8, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Genworth Life and Annuity Insurance Company
     Post-Effective Amendment No. 2 Under the Securities Act of 1933 File No. 333-143494

Dear Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures Post-Effective Amendment No. 2 under the Securities Act of 1933 to the above-referenced Registration Statement on Form S-1 (the "Post-Effective Amendment").

The purpose of the Post-Effective Amendment is to add two new strategists and to wall-off existing strategists to new Certificates issued on or after September 1, 2010. The Company intends to file a subsequent Post-Effective Amendment to the Registration Statement as soon as audited financial statements for the Company are available.

The original, manually executed version of the Post-Effective Amendment and any exhibits thereto will be maintained on file with the Company.

Should you have any questions, please contact me at 202.906.8649 or Mr. Michael Pappas, Associate General Counsel - Genworth Life and Annuity Insurance Company at 804.289.3545.

Sincerely,

DYKEMA GOSSETT PLLC


/S/ HEATHER C. HARKER
-----------------------------
HEATHER C. HARKER

CC:  Michael D. Pappas
     Genworth Life and Annuity Insurance Company